Share-Based Compensation - Summary of Restricted Share Units Granted (Detail) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	40,001	0
Granted		40,001
Forfeited	0	0
Vested	40,001
Number of shares, Outstanding ending balance	0	40,001